UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

DATE OF REPORTING PERIOD: DECEMBER 31, 2010

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2010

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-42.0%
		Fannie Mae:
$ 2,254	M	1/26/11		0.14%		$2,253,781
11,800	M	2/2/11		0.17		11,798,217
3,500	M	3/28/11		0.17		3,498,578
		Federal Home Loan Bank:
3,326	M	2/4/11		0.17		3,325,482
1,000	M	2/9/11		0.15		999,837
5,000	M	3/11/11		0.16		4,998,466
		Freddie Mac:
4,000	M	2/7/11		0.17		3,999,322
3,800	M	2/22/11		0.19		3,798,957
5,000	M	2/24/11		0.12		4,999,100
4,500	M	2/24/11		0.14		4,499,055
1,800	M	2/28/11		0.18		1,799,478
6,000	M	3/22/11		0.17		5,997,733
4,650	M	4/21/11		0.18		4,647,442
Total Value of U.S. Government Agency Obligations (cost $56,615,448)						56,615,448
		CORPORATE NOTES-27.0%
		Abbott Laboratories:
3,000	M	3/8/11	(a)	0.20		2,998,900
1,500	M	5/15/11		0.69		1,527,096
5,000	M	Archer-Daniels-Midland, 2/18/11	(a)	0.24		4,998,400
5,000	M	Becton Dickinson & Co., 1/26/11		0.18		4,999,375
		Coca-Cola Co.:
3,000	M	1/19/11	(a)	0.22		2,999,670
2,000	M	2/1/11	(a)	0.21		1,999,638
2,900	M	General Electric Capital Corp., 2/1/11		0.73		2,910,855
		Johnson & Johnson:
1,000	M	2/10/11	(a)	0.25		999,722
5,000	M	3/21/11	(a)	0.19		4,997,915
5,000	M	New Jersey Natural Gas Co., 2/1/11		0.20		4,999,139
3,000	M	PepsiCo, Inc., 2/11/11	(a)	0.16		2,999,453
Total Value of Corporate Notes (cost $36,430,163)						36,430,163
		VARIABLE and FLOATING RATE NOTES-20.4%
5,000	M	Federal Farm Credit Bank, 9/20/11		0.24		5,000,000
3,500	M	Freddie Mac, 11/9/11		0.18		3,498,179
750	M	General Electric Capital Corp., 4/28/11		0.38		750,040
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.28		5,700,000
3,925	M	Monongallia Health Systems, 7/1/40 (LOC: JP Morgan)		0.36		3,925,000
2,830	M	University of Oklahoma Hospital Rev. Series"B" 8/15/21 (LOC: Bank of America)		0.49		2,830,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/33		0.25		5,835,000
Total Value of Variable and Floating Rate Notes (cost $27,538,219)						27,538,219
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-9.9%
		U.S. Treasury Bills:
6,000	M	2/3/11		0.11		5,999,395
3,300	M	3/17/11		0.13		3,299,127
4,000	M	3/17/11		0.17		3,998,583
Total Value of Short-Term U.S. Government Obligations (cost $13,297,105)						13,297,105
Total Value of Investments (cost $133,880,935)**		99.3%				133,880,935
Other Assets, Less Liabilities		.7				998,755
Net Assets		100.0%				$ 134,879,690

*	The interest rates shown are the effective rates at the time of purchase by the Fund.
The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2010.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Secton 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2010, the Fund held seven Section 4(2)
securities with an aggregate value of $21,993,698 representing 16.3% of the Fund's net assets.

SummaryofAbbreviations:
LOCLetterofCredit

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency Obligations	$-	$56,615,448	$-	$56,615,448
Corporate Notes	-	36,430,163	-	36,430,163
Variable and Floating Rate Notes:
Municipal Bonds	-	14,365,000	-	14,365,000
U.S. Government Agency Obligations	-	8,498,179	-	8,498,179
Corporate Notes	-	4,675,040	-	4,675,040
Short-Term U.S. Government Obligations	-	13,297,105	-	13,297,105
Total Investments in Securities	$-	$133,880,935	$-	$133,880,935

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2010.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2010

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-99.2%
		Fannie Mae-13.0%
$9,650	M	5%, 8/1/2039 - 12/1/2039		$10,175,097
22,118	M	5.5%, 7/1/2033 - 10/1/2039		23,817,018
9,431	M	6%, 11/1/2033 - 7/1/2039		10,281,391
				44,273,506
		Government National Mortgage Association I Program-86.2%
10,985	M	4%, 8/15/2039 - 12/15/2040		11,088,581
57,158	M	4.5%, 6/15/2039 - 11/15/2040	(a)	59,535,003
97,557	M	5%, 4/15/2033 - 6/15/2040		104,206,942
52,134	M	5.5%, 3/15/2033 - 10/15/2039		57,023,308
37,768	M	6%, 3/15/2031 - 4/15/2040		42,118,896
12,113	M	6.5%, 10/15/2028 - 3/15/2038		13,834,817
3,659	M	7%, 1/15/2030 - 4/15/2034		4,225,923
				292,033,470
Total Value of Residential Mortgage-Backed Securities (cost $324,169,922)				336,306,976
		SHORT-TERM INVESTMENTS-1.0%
		Money Market Fund
3,450	M	First Investors Cash Reserve Fund, .19% (cost $3,450,000)	(b)	3,450,000
Total Value of Investments (cost $327,619,922)		100.2%		339,756,976
Excess of Liabilities Over Other Assets		(.2)		(836,969)
Net Assets		100.0%		$338,920,007

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at December
31, 2010.

At December 31, 2010, the cost of investments for federal income tax purposes was $327,619,922. Accumulated net unrealized appreciation on investments was $12,137,054, consisting of $13,203,153 gross unrealized appreciation and $1,066,099 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Residential
Mortgage-Backed Securities	$-	$336,306,976	$-	$336,306,976
Money Market Fund	3,450,000	-	-	3,450,000
Total Investments in Securities	$3,450,000	$336,306,976	$-	$339,756,976

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2010.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2010

Principal
Amount		Security		Value
		CORPORATE BONDS-95.7%
		Aerospace/Defense-.5%
$1,800	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$1,931,283
		Agriculture-.7%
2,725	M	Cargill, Inc., 6%, 2017	(a)	3,087,940
		Automotive-1.1%
4,000	M	Daimler Chrysler NA, LLC, 6.5%, 2013		4,531,272
		Chemicals-1.8%
3,000	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	3,624,351
4,000	M	Dow Chemical Co., 4.25%, 2020		3,846,808
				7,471,159
		Consumer Durables-1.7%
2,100	M	Black & Decker Corp., 5.75%, 2016		2,338,050
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012		1,704,186
3,000	M	Stanley Black & Decker, Inc., 5.2%, 2040		2,829,219
				6,871,455
		Energy-13.8%
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	4,617,038
4,800	M	DCP Midstream, LLC, 9.75%, 2019	(a)	6,212,400
1,800	M	Energy Transfer Partners, LP, 8.5%, 2014		2,091,438
850	M	Kinder Morgan Finance Co., 5.35%, 2011		850,000
1,275	M	Marathon Oil Corp., 7.5%, 2019		1,585,971
3,756	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	4,056,581
4,000	M	Nabors Industries, Inc., 6.15%, 2018		4,275,580
		Nexen, Inc.:
2,000	M	5.05%, 2013		2,130,828
4,000	M	6.4%, 2037		3,887,620
2,000	M	Northern Border Partners, LP, 7.1%, 2011		2,024,126
900	M	Plains All American Pipeline, LP, 8.75%, 2019		1,118,623
4,100	M	Reliance Holdings USA, Inc., 4.5%, 2020	(a)	3,919,641
5,800	M	Spectra Energy Capital, LLC, 6.2%, 2018		6,451,386
4,400	M	Suncor Energy, Inc., 6.85%, 2039		5,075,941
2,700	M	Valero Energy Corp., 9.375%, 2019		3,356,483
		Weatherford International, Inc.:
4,000	M	6.35%, 2017		4,444,900
1,000	M	5.125%, 2020		996,914
				57,095,470
		Financial Services-11.1%
6,000	M	American Express Co., 7%, 2018		6,998,742
5,040	M	Amvescap, PLC, 5.375%, 2013		5,333,898

4,000	M	BlackRock, Inc., 5%, 2019		4,184,404
3,260	M	CoBank, ACB, 7.875%, 2018	(a)	3,629,130
1,800	M	Compass Bank, 6.4%, 2017		1,813,363
		ERAC USA Finance Co.:
1,170	M	8%, 2011	(a)	1,172,040
2,200	M	6.375%, 2017	(a)	2,445,687
		General Electric Capital Corp.:
4,000	M	5.625%, 2017		4,392,160
2,700	M	5.5%, 2020		2,892,767
		Harley-Davidson Funding Corp.:
1,800	M	5.75%, 2014	(a)	1,893,317
2,100	M	6.8%, 2018	(a)	2,215,294
4,000	M	Protective Life Corp., 7.375%, 2019		4,337,548
4,600	M	Prudential Financial Corp., 4.75%, 2015		4,871,855
				46,180,205
		Financials-15.1%
1,900	M	Bank of America Corp., 5.65%, 2018		1,944,259
2,700	M	Barclays Bank, PLC, 5.125%, 2020		2,762,343
1,500	M	Bear Stearns Cos., Inc., 7.25%, 2018		1,780,115
		Citigroup, Inc.:
5,200	M	6.375%, 2014		5,751,730
4,400	M	6.125%, 2017		4,828,714
		Goldman Sachs Group, Inc.:
3,400	M	6.15%, 2018		3,749,574
1,600	M	6.45%, 2036		1,576,595
2,750	M	6.75%, 2037		2,820,367
5,000	M	JPMorgan Chase & Co., 6%, 2018		5,591,825
7,600	M	Merrill Lynch & Co., Inc., 5%, 2015		7,921,024
		Morgan Stanley:
5,800	M	5.95%, 2017		6,145,396
5,000	M	6.625%, 2018		5,431,690
5,000	M	SunTrust Banks, Inc., 6%, 2017		5,258,085
2,200	M	UBS AG, 5.875%, 2017		2,423,098
4,000	M	Wells Fargo & Co., 5.625%, 2017		4,435,148
				62,419,963
		Food/Beverage/Tobacco-8.5%
4,000	M	Altria Group, Inc., 9.7%, 2018		5,284,620
5,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020		5,427,695
2,700	M	Bottling Group, LLC, 5.125%, 2019		2,950,312
1,980	M	Bunge Limited Finance Corp., 5.35%, 2014		2,082,768
5,000	M	Corn Products International, Inc., 4.625%, 2020		4,941,015
4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018		4,773,496
5,000	M	Lorillard Tobacco Co., 6.875%, 2020		5,173,030
4,000	M	Philip Morris International, Inc., 5.65%, 2018		4,516,576
				35,149,512
		Forest Products/Container-.7%
2,200	M	International Paper Co., 9.375%, 2019		2,834,179
		Health Care-3.1%
4,000	M	Biogen IDEC, Inc., 6.875%, 2018		4,515,908
2,400	M	Novartis, 5.125%, 2019		2,658,924
1,000	M	Pfizer, Inc., 6.2%, 2019		1,173,287
1,000	M	Roche Holdings, Inc., 6%, 2019	(a)	1,164,754
3,000	M	Watson Pharmaceuticals, Inc., 5%, 2014		3,226,734
				12,739,607
		Information Technology-5.1%
3,000	M	Dell, Inc., 5.875%, 2019		3,288,072
3,208	M	Dun & Bradstreet Corp., 6%, 2013		3,496,710
4,000	M	Harris Corp., 4.4%, 2020		4,007,784
5,000	M	Motorola, Inc., 6%, 2017		5,308,485
		Pitney Bowes, Inc.:
900	M	5%, 2015		946,603
4,000	M	5.75%, 2017		4,216,976
				21,264,630
		Manufacturing-3.0%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011		1,793,750
2,700	M	General Electric Co., 5.25%, 2017		2,920,504
2,100	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018		2,420,620
3,200	M	Johnson Controls, Inc., 5%, 2020		3,405,405
1,825	M	Tyco Electronics Group SA, 6.55%, 2017		2,076,824
				12,617,103
		Media-Broadcasting-5.9%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)	5,181,302
4,000	M	Comcast Corp., 5.15%, 2020		4,209,056
		Cox Communications, Inc.:
2,000	M	4.625%, 2013		2,141,522
3,100	M	8.375%, 2039	(a)	4,030,006
4,000	M	DirecTV Holdings, LLC, 7.625%, 2016		4,439,920
3,700	M	Time Warner Cable, Inc., 6.75%, 2018		4,319,491
				24,321,297
		Media-Diversified-2.1%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 2017		1,951,083
2,300	M	6.55%, 2037		2,491,829
4,000	M	News America, Inc., 5.3%, 2014		4,424,096
				8,867,008
		Metals/Mining-6.1%
4,000	M	Alcoa, Inc., 6.15%, 2020		4,115,028
4,000	M	AngloGold Ashanti Holdings, PLC, 5.375%, 2020		4,167,592
5,000	M	ArcelorMittal, 6.125%, 2018		5,335,385
3,800	M	Newmont Mining Corp., 5.125%, 2019		4,184,465
2,595	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018		3,029,969
4,000	M	Vale Overseas, Ltd., 5.625%, 2019		4,280,404
				25,112,843
		Real Estate Investment Trusts-3.2%
4,000	M	Boston Properties, LP, 5.875%, 2019		4,345,284
4,000	M	ProLogis, 7.625%, 2014		4,514,076
4,000	M	Simon Property Group, LP, 5.75%, 2015		4,448,748
				13,308,108
		Retail-General Merchandise-1.0%
4,000	M	Home Depot, Inc., 5.875%, 2036		4,174,656
		Telecommunications-3.0%
4,000	M	AT&T, Inc., 5.8%, 2019		4,509,708
4,000	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013		4,408,408
3,300	M	GTE Corp., 6.84%, 2018		3,746,384
				12,664,500
		Transportation-1.9%
3,000	M	Con-way, Inc., 7.25%, 2018		3,241,131
4,000	M	GATX Corp., 8.75%, 2014		4,644,412
				7,885,543
		Utilities-5.3%
4,000	M	E.ON International Finance BV, 5.8%, 2018	(a)	4,526,408
1,900	M	Electricite de France SA, 6.5%, 2019	(a)	2,220,412
4,000	M	Exelon Generation Co., LLC, 6.2%, 2017		4,482,936
		Great River Energy Co.:
714	M	5.829%, 2017	(a)	808,394
3,700	M	4.478%, 2030	(a)	3,467,781
3,000	M	Ohio Power Co., 5.375%, 2021		3,200,835
2,561	M	Sempra Energy, 9.8%, 2019		3,448,064
				22,154,830
		Waste Management-1.0%
4,000	M	Allied Waste NA, Inc., 7.125%, 2016		4,239,712
Total Value of Corporate Bonds (cost $372,132,987)				396,922,275
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.5%
		Fannie Mae
21,485	M	5%, 12/1/2039 - 1/13/2041 (cost $22,472,369)	(b)	22,728,804
		SHORT-TERM INVESTMENTS-3.3%
		Money Market Fund
13,600	M	First Investors Cash Reserve Fund, .19% (cost $13,600,000)	(c)	13,600,000
Total Value of Investments (cost $408,205,356)		104.5%		433,251,079
Excess of Liabilities Over Other Assets		(4.5)		(18,800,043)
Net Assets		100.0%		$414,451,036

(a)	Security exempt from registration under Rule 144A of Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors.
At December 31, 2010, the Fund held nineteen 144A securities with an aggregate value of $60,203,759 representing 14.5% of the
Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at December 31, 2010.

At December 31, 2010, the cost of investments for federal
income tax purposes was $408,205,356. Accumulated net
unrealized appreciation on investments was $25,045,723,
consisting of $26,643,800 gross unrealized appreciation and
$1,598,077 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$396,922,275	$-	$396,922,275
Residential
Mortgage-Backed Securities	-	22,728,804	-	22,728,804
Money Market Fund	13,600,000	-	-	13,600,000
Total Investments in Securities*	$13,600,000	$419,651,079	$-	$433,251,079

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2010

Principal
Amount,
Shares or
Warrants			Security			Value
			CORPORATE BONDS-96.9%
			Aerospace/Defense-.3%
$1,600	M		Spirit Aerosystems, Inc., 6.75%, 2020	(a)		$1,608,000
			Automotive-2.9%
3,300	M		Cooper Tire & Rubber Co., 8%, 2019			3,432,000
2,825	M		Cooper-Standard Automotive, Inc., 8.5%, 2018	(a)		3,008,625
			Goodyear Tire & Rubber Co.:
2,500	M		10.5%, 2016			2,862,500
1,575	M		8.25%, 2020			1,638,000
1,750	M		Navistar International Corp., 8.25%, 2021			1,890,000
2,100	M		Oshkosh Corp., 8.5%, 2020			2,315,250
						15,146,375
			Building Materials-3.2%
2,575	M		Associated Materials, LLC, 9.125%, 2017	(a)		2,697,312
			Building Materials Corp.:
1,475	M		6.875%, 2018	(a)		1,467,625
4,175	M		7.5%, 2020	(a)		4,268,937
2,500	M		Interface, Inc., 7.625%, 2018	(a)		2,593,750
1,725	M		Mohawk Industries, Inc., 6.875%, 2016			1,858,688
3,700	M		Texas Industries, Inc., 9.25%, 2020	(a)		3,949,750
						16,836,062
			Capital Goods-.6%
2,650	M		Belden CDT, Inc., 9.25%, 2019			2,918,312
			Chemicals-4.3%
1,475	M		Chemtura Corp., 7.875%, 2018	(a)		1,570,875
2,175	M		Ferro Corp., 7.875%, 2018			2,305,500
7,075	M		Georgia Gulf Corp., 9%, 2017	(a)		7,711,750
3,125	M		Lyondell Chemical Co., 11%, 2018			3,554,688
1,600	M		PolyOne Corp., 7.375%, 2020			1,662,000
			Solutia, Inc.:
3,925	M		8.75%, 2017			4,317,500
1,275	M		7.875%, 2020			1,370,625
						22,492,938
			Consumer Durables-1.0%
			Sealy Mattress Co.:
3,500	M		8.25%, 2014			3,596,250
1,392	M		10.875%, 2016	(a)		1,579,920
						5,176,170
			Consumer Non-Durables-2.0%
2,575	M		Acco Brands Corp., 10.625%, 2015			2,909,750

900	M		Easton-Bell Sports, Inc., 9.75%, 2016			992,250
575	M		Hanesbrands, Inc., 6.375%, 2020	(a)		549,125
2,450	M		Jarden Corp., 7.5%, 2020			2,566,375
3,025	M		Phillips-Van Heusen Corp., 7.375%, 2020			3,229,188
						10,246,688
			Energy-13.8%
			Anadarko Petroleum Corp.:
2,425	M		6.375%, 2017			2,645,190
1,625	M		6.95%, 2019			1,826,102
			Berry Petroleum Co.:
2,600	M		10.25%, 2014			2,996,500
2,925	M		8.25%, 2016			3,063,937
			Chesapeake Energy Corp.:
1,750	M		9.5%, 2015			1,981,875
1,850	M		7.25%, 2018			1,924,000
			Concho Resources, Inc.:
2,300	M		8.625%, 2017			2,518,500
625	M		7%, 2021			642,187
			Consol Energy, Inc.:
1,875	M		8%, 2017	(a)		2,006,250
4,425	M		8.25%, 2020	(a)		4,801,125
625	M		Continental Resources, 7.125%, 2021	(a)		659,375
550	M		Copano Energy, LLC, 7.75%, 2018			563,750
4,750	M		Crosstex Energy, LP, 8.875%, 2018			5,112,187
1,375	M		Denbury Resources, Inc., 8.25%, 2020			1,498,750
			El Paso Corp.:
4,325	M		7%, 2017			4,585,862
275	M		7.75%, 2032			274,926
750	M		Encore Acquisition Co., 9.5%, 2016			836,250
3,975	M		Expro Finance Luxembourg SCA, 8.5%, 2016	(a)		3,816,000
			Ferrellgas Partners, LP:
3,450	M		9.125%, 2017			3,812,250
2,475	M		8.625%, 2020			2,673,000
3,375	M		Genesis Energy, LP, 7.875%, 2018	(a)		3,366,562
1,900	M		Helix Energy Solutions Group, Inc., 9.5%, 2016	(a)		1,961,750
			Hilcorp Energy I, LP:
175	M		7.75%, 2015	(a)		181,563
3,100	M		9%, 2016	(a)		3,293,750
3,875	M		8%, 2020	(a)		4,122,031
2,475	M		Inergy, LP, 7%, 2018	(a)		2,505,938
1,550	M		Linn Energy, LLC, 9.875%, 2018			1,705,000
1,025	M		Penn Virginia Corp., 10.375%, 2016			1,148,000
			Quicksilver Resources, Inc.:
575	M		8.25%, 2015			599,438
2,100	M		11.75%, 2016			2,457,000
1,775	M		9.125%, 2019			1,956,938
825	M		Whiting Petroleum Corp., 6.5%, 2018			837,375
						72,373,361
			Financials-3.2%

1,275	M		Ally Financial, Inc., 8%, 2020			1,396,125
			Ford Motor Credit Co., LLC:
2,725	M		8.7%, 2014			3,071,252
1,075	M		5.625%, 2015			1,114,285
925	M		6.625%, 2017			973,466
400	M		GMAC, LLC, 8%, 2031			433,000
			International Lease Finance Corp.:
1,400	M		6.375%, 2013			1,442,000
750	M		6.625%, 2013			769,688
1,275	M		8.625%, 2015	(a)		1,373,813
1,900	M		8.75%, 2017	(a)		2,042,500
775	M		8.25%, 2020			799,219
3,125	M		Pinafore, LLC, 9%, 2018	(a)		3,390,625
						16,805,973
			Food/Beverage/Tobacco-3.4%
2,675	M		CF Industries, Inc., 7.125%, 2020			2,935,812
3,975	M		Dean Foods Co., 9.75%, 2018	(a)		4,024,687
7,625	M		JBS Finance II, Ltd., 8.25%, 2018	(a)		7,701,250
2,700	M		Smithfield Foods, Inc., 10%, 2014	(a)		3,125,250
						17,786,999
			Food/Drug-1.2%
1,325	M		McJunkin Red Man Corp., 9.5%, 2016	(a)		1,258,750
2,900	M		NBTY, Inc., 9%, 2018	(a)		3,110,250
1,775	M		Tops Holding Corp./Tops Markets, LLC, 10.125%, 2015			1,832,688
						6,201,688
			Forest Products/Containers-1.8%
425	M		Ball Corp., 5.75%, 2021			412,250
1,450	M		Graham Packaging Co., LP, 8.25%, 2018			1,529,750
1,800	M		Mercer International, Inc., 9.5%, 2017	(a)		1,858,500
3,775	M		Reynolds Group Escrow, LLC, 7.75%, 2016	(a)		4,010,938
1,725	M		Reynolds Group Issuer, Inc., 9%, 2019	(a)		1,796,156
						9,607,594
			Gaming/Leisure-3.9%
2,300	M		Equinox Holdings, Inc., 9.5%, 2016	(a)		2,440,875
2,550	M		Las Vegas Sands Corp., 6.375%, 2015			2,616,938
2,300	M		MCE Finance, Ltd., 10.25%, 2018			2,647,875
1,950	M		MGM Mirage, Inc., 9%, 2020	(a)		2,154,750
			NCL Corp., Ltd.:
3,000	M		11.75%, 2016			3,513,750
1,525	M		9.5%, 2018	(a)		1,578,375
2,425	M		Wynn Las Vegas, LLC, 7.75%, 2020			2,637,188
2,326	M		Yonkers Racing Corp., 11.375%, 2016	(a)		2,573,138
						20,162,889
			Health Care-4.9%
1,250	M		Capella Healthcare, 9.25%, 2017	(a)		1,328,125
6,375	M		Community Health Systems, Inc., 8.875%, 2015			6,709,687
2,475	M		ConvaTec Healthcare, 10.5%, 2018	(a)		2,521,406
			DaVita, Inc.:
1,425	M		6.375%, 2018			1,421,437

725	M		6.625%, 2020			719,562
450	M		Endo Pharmaceuticals Holdings, Inc., 7%, 2020	(a)		461,250
4,400	M		Genesis Health Ventures, Inc., 9.75%, 2011	(b)	(c)	2,750
5,850	M		HCA, Inc., 9.25%, 2016			6,255,844
			Healthsouth Corp.:
1,900	M		7.25%, 2018			1,942,750
950	M		7.75%, 2022			983,250
625	M		LVB Acquisition Holding, LLC (Biomet, Inc.), 10%, 2017			685,937
2,450	M		Valeant Pharmaceuticals International, 6.75%, 2017	(a)		2,443,875
						25,475,873
			Information Technology-2.9%
			Brocade Communications Systems, Inc.:
750	M		6.625%, 2018			793,125
850	M		6.875%, 2020			909,500
4,075	M		Equinix, Inc., 8.125%, 2018			4,278,750
			Fidelity National Information Services, Inc.:
1,200	M		7.625%, 2017	(a)		1,269,000
450	M		7.875%, 2020	(a)		478,125
			Jabil Circuit, Inc.:
350	M		7.75%, 2016			394,625
3,825	M		8.25%, 2018			4,350,938
1,500	M		JDA Software Group, Inc., 8%, 2014			1,623,750
900	M		Seagate HDD Cayman, 7.75%, 2018	(a)		915,750
						15,013,563
			Manufacturing-4.0%
2,400	M		Amsted Industries, 8.125%, 2018	(a)		2,559,000
2,075	M		Case New Holland, Inc., 7.875%, 2017	(a)		2,277,312
2,850	M		Coleman Cable, Inc., 9%, 2018			2,964,000
4,000	M		Manitowoc Company, Inc., 8.5%, 2020			4,270,000
			Terex Corp.:
3,100	M		10.875%, 2016			3,615,375
5,100	M		8%, 2017			5,176,500
						20,862,187
			Media-Broadcasting-4.1%
2,800	M		Allbritton Communication Co., 8%, 2018			2,842,000
			Belo Corp.:
4,000	M		7.25%, 2027			3,490,000
725	M		7.75%, 2027			656,125
			Lin Television Corp.:
1,900	M		6.5%, 2013			1,909,500
675	M		6.5%, 2013			680,063
2,475	M		Nexstar/Mission Broadcasting, Inc., 8.875%, 2017	(a)		2,642,063
			Sinclair Television Group:
4,000	M		9.25%, 2017	(a)		4,350,000
1,000	M		8.375%, 2018	(a)		1,037,500
3,525	M		XM Satellite Radio, Inc., 7.625%, 2018	(a)		3,657,188
						21,264,439
			Media-Cable TV-7.8%
6,250	M		Atlantic Broadband Finance, LLC, 9.375%, 2014			6,375,000

3,025	M		Cablevision Systems Corp., 8.625%, 2017			3,308,594
1,000	M		CCH II, LLC, 13.5%, 2016			1,197,500
1,800	M		Cequel Communications Holdings I, Inc., 8.625%, 2017	(a)		1,890,000
			Clear Channel Worldwide:
2,500	M		9.25%, 2017 Series "A"			2,731,250
4,925	M		9.25%, 2017 Series "B"			5,417,500
			Echostar DBS Corp.:
2,250	M		6.625%, 2014			2,340,000
2,525	M		7.75%, 2015			2,695,437
2,250	M		Insight Communications Co., Inc., 9.375%, 2018	(a)		2,407,500
			Quebecor Media, Inc.:
1,300	M		7.75%, 2016			1,348,750
1,000	M		7.75%, 2016			1,037,500
4,850	M		UPC Germany GmbH, 8.125%, 2017	(a)		5,092,500
1,575	M		Videotron LTEE, 6.375%, 2015			1,618,313
2,725	M		Virgin Media Finance, PLC, 9.5%, 2016			3,092,875
						40,552,719
			Media-Diversified-1.0%
2,475	M		Entravision Communications Corp., 8.75%, 2017	(a)		2,623,500
1,700	M		Lamar Media Corp., 7.875%, 2018			1,814,750
1,000	M		NAI Entertainment Holdings, LLC, 8.25%, 2017	(a)		1,055,000
						5,493,250
			Metals/Mining-3.2%
2,550	M		AK Steel Corp., 7.625%, 2020			2,569,125
			FMG Resources (August 2006) Property, Ltd.:
1,475	M		7%, 2015	(a)		1,519,250
1,250	M		6.375%, 2016	(a)		1,256,250
850	M		6.875%, 2018	(a)		850,000
2,750	M		Metals USA, Inc., 11.125%, 2015			2,908,125
5,025	M		Novelis, Inc., 8.375%, 2017	(a)		5,226,000
2,425	M		Vedanta Resources, PLC, 9.5%, 2018	(a)		2,664,469
						16,993,219
			Real Estate Investment Trusts-2.9%
1,375	M		Brandywine Operating Partnership, LP, 5.7%, 2017			1,373,328
			CB Richard Ellis Service:
4,650	M		11.625%, 2017			5,411,437
875	M		6.625%, 2020	(a)		879,375
			Developers Diversified Realty Corp.:
675	M		9.625%, 2016			801,877
875	M		7.875%, 2020			981,567
2,675	M		Dupont Fabros Technology, LP, 8.5%, 2017			2,875,625
1,000	M		HRPT Properties Trust, 6.25%, 2017			1,024,350
1,900	M		Omega Heathcare Investors, Inc., 6.75%, 2022	(a)		1,888,125
						15,235,684
			Retail-General Merchandise-6.8%
3,825	M		DineEquity, Inc., 9.5%, 2018	(a)		4,073,625
2,100	M		Federated Retail Holdings, Inc., 5.9%, 2016			2,252,250
2,900	M		HSN, Inc., 11.25%, 2016			3,324,125
2,050	M		J.C. Penney Corp., Inc., 7.95%, 2017			2,244,750

			Limited Brands, Inc.:
1,700	M		8.5%, 2019			1,950,750
475	M		7%, 2020			503,500
2,875	M		Macys Retail Holdings, Inc., 7.45%, 2017			3,176,875
2,005	M		QVC, Inc., 7.5%, 2019	(a)		2,120,288
3,675	M		Sears Holding Corp., 6.625%, 2018	(a)		3,445,313
2,050	M		Susser Holdings & Finance, 8.5%, 2016			2,208,875
4,900	M		Toys R Us Property Co. I, Inc., 10.75%, 2017			5,610,500
1,400	M		Toys R Us Property Co. II, Inc., 8.5%, 2017			1,512,000
3,025	M		Yankee Acquisition Corp., 8.5%, 2015			3,161,125
						35,583,976
			Services-1.7%
1,325	M		FTI Consulting, Inc., 7.75%, 2016			1,371,375
2,275	M		Kar Holdings, Inc., 8.75%, 2014			2,377,375
2,500	M		PHH Corp., 9.25%, 2016	(a)		2,650,000
2,375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019	(a)		2,508,594
						8,907,344
			Telecommunications-8.7%
1,600	M		Buccaneer Merger Sub., Inc. (Syniverse Holdings, Inc.), 9.125%, 2019	(a)		1,660,000
			Citizens Communications Co.:
5,500	M		7.125%, 2019			5,678,750
775	M		9%, 2031			800,187
			Frontier Communications Corp.:
50	M		7.875%, 2015			54,875
1,875	M		8.125%, 2018			2,067,187
1,250	M		8.5%, 2020			1,371,875
2,125	M		GCI, Inc., 8.625%, 2019			2,310,937
5,575	M		Inmarsat Finance, PLC, 7.375%, 2017	(a)		5,881,625
750	M		Intelsat Jackson Holdings, Ltd., 9.5%, 2016			795,000
4,850	M		Nextel Communications, Inc., 7.375%, 2015			4,880,313
			Qwest Communications International, Inc.:
3,500	M		7.5%, 2014			3,561,250
1,625	M		8%, 2015			1,755,000
5,175	M		Sprint Capital Corp., 6.875%, 2028			4,554,000
3,850	M		Wind Acquisition Finance SA, 11.75%, 2017	(a)		4,360,125
			Windstream Corp.:
3,100	M		8.625%, 2016			3,278,250
1,125	M		7.875%, 2017			1,188,281
1,025	M		7.75%, 2020			1,060,875
						45,258,530
			Transportation-2.8%
2,475	M		Aircastle, Ltd., 9.75%, 2018			2,716,312
3,850	M		CHC Helicopter SA, 9.25%, 2020	(a)		4,004,000
			Navios Maritime Holdings:
4,175	M		9.5%, 2014			4,362,875
775	M		8.875%, 2017			842,813
2,700	M		Swift Services Holdings, Inc., 10%, 2018	(a)		2,841,750
						14,767,750
			Utilities-3.9%

875	M		AES Corp., 9.75%, 2016			982,187
2,600	M		Calpine Construction Finance Co., LP, 8%, 2016	(a)		2,775,500
2,775	M		Calpine Corp., 7.5%, 2021	(a)		2,747,250
1,700	M		Energy Future Holdings Corp., 10%, 2020	(a)		1,757,414
3,475	M		Intergen NV, 9%, 2017	(a)		3,700,875
			NRG Energy, Inc.:
4,625	M		7.375%, 2017			4,775,313
1,375	M		8.5%, 2019			1,426,563
2,600	M		NSG Holdings, LLC, 7.75%, 2025	(a)		2,431,000
						20,596,102
			Wireless Communications-.6%
800	M		Crown Castle International Corp., 9%, 2015			886,000
2,625	M		MetroPCS Wireless, Inc., 6.625%, 2020			2,506,875
						3,392,875
Total Value of Corporate Bonds (cost $479,633,314)						506,760,560
			COMMON STOCKS-.0%
			Automotive-.0%
37,387		*	Safelite Glass Corporation - Class "B"	(b)		7,290
2,523		*	Safelite Realty Corporation	(b)		25
						7,315
			Telecommunications-.0%
8		*	Viatel Holding (Bermuda), Ltd.	(b)		-
18,224		*	World Access, Inc.			18
						18
Total Value of Common Stocks (cost $385,770)						7,333
			WARRANTS-.0%
			Media-Diversified
15,826			MediaNews Group, Inc. (expiring 3/19/17) (cost $5,549,284)	(b)		158
			SHORT-TERM INVESTMENTS-1.9%
			Money Market Fund
$10,140	M		First Investors Cash Reserve Fund, .19% (cost $10,140,000)	(d)		10,140,000
Total Value of Investments (cost $495,708,368)			98.8%			516,908,051
Other Assets, Less Liabilities			1.2			6,029,242
Net Assets			100.0%			$522,937,293

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At December 31, 2010, the Fund held seventy-six 144A securities with an aggregate value of
$200,409,792 representing 38.3% of the Fund's net assets.

(b)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At
December 31, 2010, the Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of
$10,223 representing .0% of the Fund's net assets.

(c)	In default as to principal and /or interest payment.

(d)	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at December 31, 2010.

At December 31, 2010, the cost of investments for federal
income tax purposes was $495,708,368. Accumulated net
unrealized appreciation on investments was $21,199,683,
consisting of $32,272,985 gross unrealized appreciation and
$11,073,302 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$506,757,810	$2,750	$506,760,560
Common Stocks	18	-	7,315	7,333
Warrants	-	-	158	158
Money Market Fund	10,140,000	-	-	10,140,000
Total Investments in Securities*	$10,140,018	$506,757,810	$10,223	$516,908,051

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2010.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in
	Corporate Bonds	Common Stocks	Warrants	Total
Balance, September 30, 2010	$6,329	$7,315	$-	$13,644
Net purchases (sales)	-	-	5,549,289	5,549,289
Change in unrealized
appreciation (depreciation)	5,545,705	-	(5,549,131)	(3,426)
Realized gain (loss)	(5,549,284)	-	-	(5,549,284)
Transfer in and/or out of Level 3	-	-	-	-
Balance, December 31, 2010	$2,750	$7,315	$158	$10,223

The following is a summary of Level 3 inputs by industry

Automotive	$7,315
Health Care	2,750
Media - Diversified	158
$10,223

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq
Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices.
Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock
Exchange that could have a material impact on the value of any securities that are held by the Funds.
Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and
Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement
of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied.
Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-
term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the new unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the
Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2010, for each Fund's investments is included at the end of each Fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving
Disclosures about Fair Value Measurements ("ASU No. 2010-06"). Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities.
ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the and the Funds segregated assets for these transactions.

New Accounting Pronouncements - On December 22, 2010, The Regulated Investment Company
Modernization Act of 2010 (the "Modernization Act") was signed by the President of the United States.
The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies
("RICs") since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the
parent company of FIMCO, entered into an agreement with The Independent Order of Foresters
("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction"). The Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in
Canada,the United States and the United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: March 1, 2011